Other Non-Current Assets - Schedule of Other Non-Current Assets (Details) - USD ($)		Dec. 31, 2025	Jun. 30, 2025
Other Assets, Noncurrent [Abstract]
Security deposits	[1]	$ 114,056	$ 100,998

[1]	Security deposits mainly include the rental deposits prepaid to lessors but refundable at the end of the lease term if no material damage to the leased space and no outstanding unpaid lease payment.